Schedule of Cash Flow Projections Used To Measure the Value in Use of CGUs (Details) - Property Plant And Equipment And Intangible Assets [Member] - Number	Dec. 31, 2021	Dec. 31, 2020
Two Thousand Twenty Two [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	72	45
Average Brazilian Real (excluding inflation)	5.40	4.69
Two Thousand Twenty Three [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	65	50
Average Brazilian Real (excluding inflation)	5.33	4.46
After Two Thousand And Twenty Four [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	60	50
Average Brazilian Real (excluding inflation)	5.19	4.28
After Two Thousand And Twenty Five [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	55	50
Average Brazilian Real (excluding inflation)	5.15	4.07
After Two Thousand And Twenty Six [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	55
Average Brazilian Real (excluding inflation)	5.14
Long Term Average [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent	55	50
Average Brazilian Real (excluding inflation)	5.08	3.76
Two Thousand Twenty One [Member]
DisclosureImpairmentLineItems [Line Items]
Average Brent		45
Average Brazilian Real (excluding inflation)		5.50